CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated deficit [Member]	Total
Begining Balance at Dec. 31, 2017	$ 26,699	$ 29	$ 6,994		$ (36,051)	$ (29,028)
Begining Balance, (in Shares) at Dec. 31, 2017	16,416,749	7,966,612
Issuance of ordinary shares upon exercise of options		$ 1	162			163
Issuance of ordinary shares upon exercise of options, shares		299,376
Share-based compensation			3,181			3,181
Net loss					(4,262)	(4,262)
Ending Balance at Dec. 31, 2018	$ 26,699	$ 30	10,337		(40,313)	(29,946)
Ending Balance, (in Shares) at Dec. 31, 2018	16,416,749	8,265,988
Issuance of ordinary shares upon exercise of options		$ 7	2,289			2,296
Issuance of ordinary shares upon exercise of options, shares		1,674,044
Share-based compensation			10,927			10,927
Conversion of redeemable convertible preferred shares	$ (26,699)	$ 70	26,629			26,699
Conversion of redeemable convertible preferred shares, shares	(16,416,749)	16,416,749
Issuance of ordinary shares upon initial public offering, net		$ 38	112,427			112,465
Issuance of ordinary shares upon initial public offering, net, shares		8,873,472
Net loss					(28,119)	(28,119)
Ending Balance at Dec. 31, 2019		$ 145	162,609		(68,432)	$ 94,322
Ending Balance, (in Shares) at Dec. 31, 2019		35,230,253				35,230,253
Issuance of ordinary shares upon exercise of options		$ 3	1,230			$ 1,233
Issuance of ordinary shares upon exercise of options, shares		742,217
Share-based compensation			15,025			15,025
Other comprehensive income				$ 5		5
Net loss					(35,406)	(35,406)
Ending Balance at Dec. 31, 2020		$ 148	$ 178,864	$ 5	$ (103,838)	$ 75,179
Ending Balance, (in Shares) at Dec. 31, 2020		35,972,470				35,972,470